Commitments, Contingencies, Claims and Legal Proceedings (Details) $ in Millions	Dec. 31, 2025 USD ($)	Aug. 23, 2024 lawsuit	Jun. 07, 2024 USD ($)
Long-Term Purchase Commitment [Line Items]
Number of lawsuits filed | lawsuit		2
Loss contingency, estimate of possible loss			$ 32
Power Purchase And Minimum Energy
Long-Term Purchase Commitment [Line Items]
Contractual obligation	$ 1,300
Cloud Services
Long-Term Purchase Commitment [Line Items]
Contractual obligation	300
Foundry purchase
Long-Term Purchase Commitment [Line Items]
Recorded unconditional purchase obligation	$ 800